Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of principal exchange rates used to translate other currencies
The principal exchange rates used to translate other currencies into Euro were as follows:

	2021		2020		2019
	Average	At December 31	Average	At December 31	Average	At December 31
U.S. Dollar (U.S.$)	1.183	1.133	1.139	1.227	1.119	1.123
Argentine Peso (ARS)(1)	116.360	116.360	103.252	103.252	67.254	67.254
Brazilian Real (BRL)	6.377	6.320	5.800	6.393	4.409	4.514
Canadian Dollar (CAD)	1.483	1.439	1.528	1.563	1.486	1.460
Swiss Franc (CHF)	1.082	1.033	1.070	1.080	1.112	1.085
Chinese Renminbi (CNY)	7.633	7.195	7.865	8.023	7.732	7.821
Turkish Lira (TRY)	10.453	15.100	7.906	9.113	6.353	6.684
Czech Koruna (CZK)	25.650	24.858	26.437	26.242	25.668	25.408
Pound Sterling (GBP)	0.860	0.840	0.889	0.899	0.877	0.851
Mexican Peso (MXN)	23.989	23.144	24.363	24.416	21.551	21.220
Polish Zloty (PLN)	4.566	4.599	4.442	4.560	4.297	4.259
Russian Ruble (RUB)	87.222	84.069	81.719	90.686	72.469	69.339
Japanese Yen (JPY)	129.848	130.380	121.666	126.490	122.028	121.940
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(1) From July 1, 2018 onwards, Argentina’s economy was considered to be hyperinflationary. Transactions after July 1, 2018 for entities with the Argentinian Peso as the functional currency were translated using the spot rate at the end of the period.

Disclosure of estimated useful lives for property, plant and equipment
During the years ended December 31, 2021, 2020 and 2019, assets depreciated on a straight-line basis over their estimated useful lives as follows:

Years
Buildings	33 - 40
Plant, machinery and equipment	2 - 25
Other assets	2 - 34

	Land	Buildings	Plant, machinery and equipment	Other (1) assets	Advances and tangible assets in progress	Total
	(€ million)
Gross carrying amount at January 1, 2020	€554	€7,576	€34,515	€4,791	€1,663	€49,099
Additions	2	286	996	93	982	2,359
Divestitures	(22)	(172)	(1,050)	(84)	(13)	(1,341)
Change in the scope of consolidation	—	—	—	—	—	—
Translation differences	(13)	(176)	(510)	(70)	(80)	(849)
Transfer to Assets held for sale	—	—	—	—	—	—
Other changes	(7)	81	362	341	(928)	(151)
At December 31, 2020	514	7,595	34,313	5,071	1,624	49,117
FCA-PSA merger	1,237	4,371	9,799	807	4,452	20,666
Additions	2	348	2,995	214	1,569	5,128
Divestitures	(39)	(469)	(875)	(155)	(11)	(1,549)
Change in the scope of consolidation	(114)	(2,046)	(5,109)	(628)	(431)	(8,328)
Translation differences	51	272	816	83	128	1,350
Transfer from Assets held for sale	1	18	34	—	4	57
Other changes	(1)	143	3,575	682	(3,391)	1,008
At December 31, 2021	1,651	10,232	45,548	6,074	3,944	67,449
Accumulated depreciation and impairment losses at January 1, 2019	23	4,507	27,147	1,287	28	32,992
Depreciation	—	409	1,576	172	—	2,157
Divestitures	(1)	(121)	(989)	(59)	—	(1,170)
Impairment losses and asset write-offs	—	19	73	—	—	92
Change in the scope of consolidation	—	—	—	—	—	—
Translation differences	—	(90)	(400)	(31)	(9)	(530)
Transfer to Assets held for sale	—	—	—	—	—	—
Other changes	1	(76)	(306)	(31)	5	(407)
At December 31, 2020	23	4,648	27,101	1,338	24	33,134
Depreciation	1	545	3,096	350	—	3,992
Divestitures	—	(210)	(822)	(138)	—	(1,170)
Impairment losses and asset write-offs	—	66	71	—	—	137
Change in the scope of consolidation	(8)	(931)	(3,266)	(433)	—	(4,638)
Translation differences	—	18	56	11	—	85
Transfer to Assets held for sale	—	—	(3)	(1)	—	(4)
Other changes	1	33	287	104	—	425
At December 31, 2021	17	4,169	26,520	1,231	24	31,961
Carrying amount at December 31, 2020	€491	€2,947	€7,212	€3,733	€1,600	€15,983
Carrying amount at December 31, 2021	€1,634	€6,063	€19,028	€4,843	€3,920	€35,488
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(1) Other assets includes vehicles sold with a buyback commitments for which the divestitures are reported on a net basis within the changes of gross carrying amount.

Disclosure of initial measurement and measurement category of financial instruments

Financial asset cash flow business model	Initial measurement(1)	Measurement category(3)
Solely to collect the contractual cash flows (Held to Collect)	Fair Value including transaction costs	Amortized Cost(2)
Collect both the contractual cash flows and generate cash flows arising from the sale of assets (Held to Collect and Sell)	Fair Value including transaction costs	Fair value through other comprehensive income (“FVOCI”)
Generate cash flows primarily from the sale of assets (Held to Sell)	Fair Value	FVPL
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(1) A trade receivable without a significant financing component, as defined by IFRS 15, was initially measured at the transaction price.
(2) Receivables with maturities of over one year, which bear no interest or have an interest rate significantly lower than market rates were discounted using market rates.
(3) On initial recognition, the Company could irrevocably designate a financial asset at FVPL that otherwise met the requirements to be measured at amortized cost or at FVOCI if doing so eliminated or significantly reduced an accounting mismatch that would otherwise arise.

Disclosure of impairment models used for financial assets categories	The table below indicates the impairment model used for each of the Company’s financial asset categories. Impairment losses on financial assets are recognized in the Consolidated Income Statement within the corresponding line items, based on the classification of the counterparty.

Financial asset	IFRS 9 impairment model
Trade receivables	Simplified approach
Receivables from financing activities	General approach
Other receivables	General approach

Disclosure of three-stages method for determining and measuring impairment
The “three-stages” for determining and measuring the impairment based on changes in credit quality since initial recognition are summarized below:

Stage	Description	Time period for measurement of ECL
Stage 1	A financial instrument that is not credit-impaired on initial recognition	12-month ECL
Stage 2	A financial instrument with a significant increase in credit risk since initial recognition	Lifetime ECL
Stage 3	A financial instrument that is credit-impaired or has defaulted	Lifetime ECL

Disclosure of sensitivity analysis for actuarial assumptions
At December 31, 2021, the effect on the defined benefit obligation of an increase in the discount rate, holding all other assumptions constant, is as follows:

	Effect on pension benefit obligation increase/(decrease) in Net liability	Germany and France	UK	US and Canada	Other
	( € million)
25 basis point increase in discount rate	(925)	(131)	(98)	(686)	(10)
At December 31, 2021, the effect of a decrease or increase in the key assumptions affecting the health care and life insurance plans, holding all other assumptions constant, is shown below:

Effect on health care, life insurance and OPEB obligation
(€ million)
25 basis point increase in discount rate	(110)
100 basis point decrease in health care cost trend rate	(29)
100 basis point increase in health care cost trend rate	35